Audit and Other Services	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Audit and Other Services
7. AUDIT AND OTHER SERVICES

	Group
	2019	2018	2017
	£m	£m	£m
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual accounts	8.5	7.7	7.8
Fees payable to the Company’s auditor and its associates for other services to the Santander UK group:
- Audit of the Santander UK group’s subsidiaries	1.9	1.6	1.4

Total audit fees (1)	10.4	9.3	9.2

Non-audit fees:
Audit-related assurance services (2)	1.7	2.2	1.6
Other assurance services	0.4	0.1	0.1
Other non-audit services	0.2	1.0	0.4

Total non-audit fees	2.3	3.3	2.1

(1)	2019 audit fees included £0.3m (2018: £nil) which related to the prior year.
(2)	2019 audit-related assurance services included £nil (2018: £0.1m) which related to the prior year.
Audit fees payable for the statutory audit of Santander UK Group Holdings plc were £0.5m (2018: £0.5m, 2017: £0.4m).
Audit-related assurance services
mainly comprises

services performed in connection with
review of the interim financial information

of the Company and
reporting
to the Company’s UK regulators
.
Of
the total non-audit fees
, £1.6m (2018: £1.1m, 2017: £0.8m) accords with the definition of
“Audit Fees”
 per US Securities and Exchange Commission (SEC) guidance
,
 £0.5m (2018: £1.1m, 2017: £0.8m) accords with the definition of
“Audit related fees”
 per that guidance and
£0.2m (2018: £1.1m, 2017: £0.5m) accords

with
the definition of “All other fees” per that guidance
.
In 2019, the Company’s auditors earned no fees (2018: £150,000, 2017: £45,000) payable by entities outside the Santander UK group for the review of the financial position of corporate and other borrowers.